Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following (in thousands):

	December 31,
	2013	2012
Raw materials	$2,693	$1,000
Work-in-process	6,950	3,377
Finished goods	62,800	53,081
	$72,443	$57,458